Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2021
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 11 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Balance sheets:

	December 31
	2021	2020
a. Accrued liabilities and other:
Employees and institutions for employees	$863	$671
Provisions for vacation and others	473	360
Royalties and Other	93	912
	$1,429	$1,943

Statements of operations:

b.	Revenues

1)	Disaggregated revenues

	Year ended December 31
	2021	2020	2019
Revenues from licensing agreement (see Note 2(p))	$14,000	$3,600	$-
Revenues from the sales of goods	1,595	2,108	1,949
Revenues from the rendering of services	46	429	369
Total revenues	$15,641	$6,137	$2,318

2)	Revenues by geographical area (based on the location of customers):

	Year ended December 31
	2021	2020	2019
United states and Canada	$15,013	$5,768	$2,078
Europe	628	369	240
Total revenues	$15,641	$6,137	$2,318

3)	Major customers

Set forth below is a breakdown of the Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	2021	2020	2019
Customer A	$169	$4,929	$1,374

Customer B	$14,770	$822	$242

Customer C	$-	$-	$419

4)	The changes in deferred revenues relating to goods that were not yet delivered are as follows:

	2021	2020	2019
Balance at beginning of year	$(207)	$(942)	$(1,950)
Contract liability recognized during the period	(32)	(270)	-
Revenue recognized during the period	207	1,005	1,008

Balance at end of year(1)	(32)	(207)	(942)
Contract liability presented in current liabilities	(32)	(207)	(942)
Contract liability presented in non-current liabilities	-	-	-

(1)	Balance for the year ended December 31, 2019 represents the unfulfilled performance obligation related to First BioInk.

c.	Long-lived assets

All of the Company’s long-lived assets are located in Israel.

d.	Financial income (expenses) ,net

	Year ended December 31
	2021	2020	2019

Exchange rate differences	$(38)	$(181)	$(230)
Bank and other fees	(30)	(11)	(63)
Remeasurement of financial instruments	28	40	(3,230)
Other financing expenses	(7)	(23)	(10)
Interest on bank deposits	219	-	-
Financial income (expenses), net	$172	$(175)	$(3,533)